UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investment Grade Central Fund

September 30, 2009

1.837325.103

VIGC-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.0%
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	$ 4,010,000	$ 4,112,083
5.875% 1/15/36	5,320,000	4,548,185
		8,660,268
Media - 1.8%
AOL Time Warner, Inc.:
6.75% 4/15/11	100,000	106,876
6.875% 5/1/12	290,000	319,238
7.625% 4/15/31	1,625,000	1,821,203
Comcast Corp.:
4.95% 6/15/16	2,975,000	3,042,991
5.5% 3/15/11	2,675,000	2,813,108
6.45% 3/15/37	5,676,000	6,010,254
COX Communications, Inc.:
4.625% 1/15/10	3,350,000	3,380,549
4.625% 6/1/13	3,475,000	3,609,969
6.25% 6/1/18 (b)	3,626,000	3,846,849
6.45% 12/1/36 (b)	1,043,000	1,069,990
6.95% 6/1/38 (b)	283,000	305,249
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,027,301
News America, Inc.:
6.15% 3/1/37	1,745,000	1,707,390
6.2% 12/15/34	6,695,000	6,587,057
6.9% 3/1/19	2,413,000	2,692,616
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,601,074
6.2% 7/1/13	7,000,000	7,625,779
6.75% 7/1/18	4,425,000	4,888,563
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	5,847,128
6.5% 11/15/36	2,925,000	2,993,015
Viacom, Inc.:
6.125% 10/5/17	2,710,000	2,901,817
6.75% 10/5/37	935,000	992,716
		67,190,732
TOTAL CONSUMER DISCRETIONARY		75,851,000
CONSUMER STAPLES - 1.7%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
7.2% 1/15/14 (b)	3,000,000	3,377,538
7.75% 1/15/19 (b)	3,200,000	3,786,432
Diageo Capital PLC 5.2% 1/30/13	1,705,000	1,827,211
FBG Finance Ltd. 5.125% 6/15/15 (b)	2,185,000	2,278,415
PepsiCo, Inc. 7.9% 11/1/18	4,560,000	5,757,994
		17,027,590

	Principal Amount	Value
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
6.036% 12/10/28	$ 6,958,247	$ 6,707,402
6.302% 6/1/37 (i)	5,910,000	5,053,050
		11,760,452
Food Products - 0.3%
Cargill, Inc. 6.625% 9/15/37 (b)	3,333,000	3,671,519
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,814,340
Kraft Foods, Inc. 6.125% 2/1/18	2,376,000	2,517,797
		10,003,656
Personal Products - 0.2%
Avon Products, Inc. 5.75% 3/1/18	5,995,000	6,466,507
Tobacco - 0.5%
Altria Group, Inc.:
9.7% 11/10/18	4,450,000	5,527,154
9.95% 11/10/38	2,699,000	3,669,550
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	3,084,998
5.65% 5/16/18	2,751,000	2,928,208
Reynolds American, Inc. 7.25% 6/15/37	3,055,000	3,025,724
		18,235,634
TOTAL CONSUMER STAPLES		63,493,839
ENERGY - 3.5%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 9.75% 3/15/19 (b)	2,034,000	2,429,861
Transocean Ltd. 6% 3/15/18	7,310,000	7,808,791
Weatherford International Ltd.:
7% 3/15/38	2,250,000	2,425,664
9.625% 3/1/19	5,089,000	6,370,558
		19,034,874
Oil, Gas & Consumable Fuels - 3.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	4,745,000	5,027,607
6.45% 9/15/36	1,155,000	1,192,529
Canadian Natural Resources Ltd. 5.7% 5/15/17	5,685,000	6,041,563
Cenovus Energy, Inc.:
5.7% 10/15/19 (b)	1,186,000	1,216,113
6.75% 11/15/39 (b)	2,373,000	2,556,986
ConocoPhillips 5.75% 2/1/19	3,900,000	4,248,968
Devon Energy Corp. 6.3% 1/15/19	3,000,000	3,309,846
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,263,796
Duke Capital LLC:
6.25% 2/15/13	855,000	916,563
6.75% 2/15/32	4,255,000	4,418,081
Duke Energy Field Services 6.45% 11/3/36 (b)	3,300,000	2,988,912
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Natural Gas Co. 5.95% 4/15/17	$ 3,330,000	$ 3,440,130
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	6,135,000	6,710,034
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	346,340
Kinder Morgan Energy Partners LP 5.125% 11/15/14	6,045,000	6,281,190
Nakilat, Inc. 6.067% 12/31/33 (b)	4,015,000	3,661,238
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (b)	925,000	795,433
Nexen, Inc.:
5.875% 3/10/35	5,405,000	4,950,245
6.4% 5/15/37	2,125,000	2,068,768
NGPL PipeCo LLC 6.514% 12/15/12 (b)	1,980,000	2,172,264
Pemex Project Funding Master Trust:
0.9344% 12/3/12 (b)(i)	410,000	391,550
1.599% 6/15/10 (b)(i)	4,480,000	4,457,600
Petro-Canada:
6.05% 5/15/18	1,480,000	1,549,705
6.8% 5/15/38	3,485,000	3,719,694
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	4,277,000	4,927,959
Petroleos Mexicanos 8% 5/3/19	4,014,000	4,583,988
Plains All American Pipeline LP:
6.125% 1/15/17	1,250,000	1,297,429
6.65% 1/15/37	1,950,000	2,053,908
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (b)	2,009,000	2,080,778
5.5% 9/30/14 (b)	2,808,000	2,981,037
5.832% 9/30/16 (b)	2,375,000	2,468,979
6.332% 9/30/27 (b)	2,415,000	2,374,211
6.75% 9/30/19 (b)	1,838,000	2,060,918
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	4,875,233
TEPPCO Partners LP:
6.65% 4/15/18	1,811,000	1,962,755
7.55% 4/15/38	3,470,000	4,093,087
Texas Eastern Transmission LP 6% 9/15/17 (b)	2,434,000	2,633,836
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	680,928
		114,800,201
TOTAL ENERGY		133,835,075

	Principal Amount	Value
FINANCIALS - 12.9%
Capital Markets - 3.1%
Bear Stearns Companies, Inc. 6.95% 8/10/12	$ 6,445,000	$ 7,174,477
BlackRock, Inc. 6.25% 9/15/17	3,685,000	3,985,954
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,770,000	4,002,289
5.625% 1/15/17	3,000,000	3,022,302
5.95% 1/18/18	755,000	783,291
6.15% 4/1/18	5,954,000	6,263,090
6.75% 10/1/37	6,705,000	6,919,768
Janus Capital Group, Inc.:
6.125% 9/15/11 (a)	2,041,000	2,024,156
6.5% 6/15/12	6,015,000	5,976,462
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	2,869,844
JPMorgan Chase Capital XXV 6.8% 10/1/37	6,975,000	7,019,403
Lazard Group LLC:
6.85% 6/15/17	3,230,000	3,183,869
7.125% 5/15/15	5,585,000	5,640,727
Merrill Lynch & Co., Inc.:
4.25% 2/8/10	7,275,000	7,363,180
5.45% 2/5/13	2,509,000	2,601,635
6.15% 4/25/13	1,204,000	1,273,951
6.4% 8/28/17	1,300,000	1,316,593
6.875% 4/25/18	1,074,000	1,129,523
Morgan Stanley:
0.7875% 1/9/12 (i)	4,300,000	4,185,009
4.75% 4/1/14	1,500,000	1,488,930
5.45% 1/9/17	900,000	901,256
5.95% 12/28/17	2,100,000	2,138,102
6% 5/13/14	3,380,000	3,598,368
6.6% 4/1/12	7,695,000	8,362,056
6.625% 4/1/18	10,165,000	10,748,705
7.3% 5/13/19	3,590,000	3,949,984
Northern Trust Corp.:
4.625% 5/1/14	768,000	817,190
5.5% 8/15/13	1,100,000	1,205,779
UBS AG Stamford Branch:
5.75% 4/25/18	4,720,000	4,796,809
5.875% 12/20/17	3,145,000	3,219,452
		117,962,154
Commercial Banks - 2.2%
American Express Bank FSB 6% 9/13/17	3,625,000	3,749,870
Bank of America NA 5.3% 3/15/17	6,480,000	6,216,335
Barclays Bank PLC 5% 9/22/16	5,810,000	5,884,182
Credit Suisse (Guernsey) Ltd. 5.86%	4,785,000	3,636,600
Credit Suisse First Boston 6% 2/15/18	6,110,000	6,396,901
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse First Boston New York Branch 5% 5/15/13	$ 2,403,000	$ 2,543,138
Credit Suisse New York Branch 5.5% 5/1/14	2,200,000	2,364,074
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (b)(i)	280,110	259,802
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	6,930,424
Fifth Third Bancorp:
4.5% 6/1/18	930,000	715,270
8.25% 3/1/38	3,564,000	3,321,705
HBOS PLC 6.75% 5/21/18 (b)	2,600,000	2,318,235
HSBC Holdings PLC:
0.7775% 10/6/16 (i)	399,000	379,250
6.5% 9/15/37	7,355,000	7,955,322
Korea Development Bank 5.3% 1/17/13	3,805,000	3,953,171
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (b)(i)	269,000	236,220
National City Bank, Cleveland 4.5% 3/15/10	5,477,000	5,546,865
PNC Funding Corp. 0.6275% 1/31/12 (i)	1,019,000	982,739
Santander Issuances SA Unipersonal 0.6519% 6/20/16 (b)(i)	1,145,959	1,055,245
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,464,974
Standard Chartered Bank 6.4% 9/26/17 (b)	2,857,000	2,972,737
Wachovia Bank NA 4.875% 2/1/15	4,405,000	4,517,825
Wachovia Corp. 4.875% 2/15/14	785,000	799,622
Wells Fargo & Co.:
3.75% 10/1/14	3,750,000	3,731,235
5.625% 12/11/17	4,754,000	4,993,559
		82,925,300
Consumer Finance - 1.2%
American General Finance Corp. 6.9% 12/15/17	2,370,000	1,657,533
Capital One Bank USA NA 8.8% 7/15/19	2,580,000	2,982,374
Capital One Financial Corp.:
5.7% 9/15/11	1,991,000	2,080,014
7.375% 5/23/14	3,210,000	3,582,405
Discover Financial Services 0.8297% 6/11/10 (i)	11,045,000	10,799,370
General Electric Capital Corp.:
5.625% 9/15/17	2,420,000	2,450,332
5.625% 5/1/18	9,700,000	9,653,459
5.875% 1/14/38	3,600,000	3,301,488
5.9% 5/13/14	4,170,000	4,471,453
6.375% 11/15/67 (i)	4,000,000	3,310,000

	Principal Amount	Value
MBNA America Bank NA 7.125% 11/15/12 (b)	$ 1,075,000	$ 1,161,572
MBNA Corp. 7.5% 3/15/12	1,860,000	2,028,747
		47,478,747
Diversified Financial Services - 1.4%
BP Capital Markets PLC 5.25% 11/7/13	7,866,000	8,616,645
Citigroup, Inc.:
5.3% 10/17/12	3,180,000	3,280,965
5.5% 4/11/13	1,390,000	1,422,423
6.125% 5/15/18	6,240,000	6,144,172
6.5% 8/19/13	7,045,000	7,395,482
CME Group, Inc. 5.75% 2/15/14	1,779,000	1,947,025
International Lease Finance Corp. 5.65% 6/1/14	4,750,000	3,645,777
JPMorgan Chase & Co.:
4.891% 9/1/15 (i)	20,000	18,700
5.6% 6/1/11	88,000	93,353
5.75% 1/2/13	3,500,000	3,735,571
6.3% 4/23/19	3,920,000	4,279,570
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	3,375,000	2,416,770
5.35% 4/15/12 (b)	1,700,000	1,437,914
5.5% 1/15/14 (b)	2,405,000	1,851,463
TECO Finance, Inc. 7% 5/1/12	1,740,000	1,858,856
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(i)	1,580,000	1,422,000
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(i)	3,716,000	3,344,400
ZFS Finance USA Trust IV 5.875% 5/9/62 (b)(i)	254,000	206,030
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(i)	1,016,000	822,960
		53,940,076
Insurance - 2.1%
Allstate Corp.:
6.2% 5/16/14	2,709,000	2,988,452
7.45% 5/16/19	2,682,000	3,196,662
American International Group, Inc. 8.175% 5/15/68 (i)	3,075,000	1,845,000
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	425,187
Hartford Financial Services Group, Inc. 8.125% 6/15/68 (i)	5,815,000	5,175,350
Lincoln National Corp. 7% 5/17/66 (i)	7,285,000	5,208,775
Marsh & McLennan Companies, Inc. 9.25% 4/15/19	6,066,000	7,601,547
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (b)	3,000,000	3,676,596
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0325% 6/30/12 (b)(i)	3,285,000	3,195,320
MetLife, Inc.:
6.75% 6/1/16	3,234,000	3,609,170
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
7.717% 2/15/19	$ 4,779,000	$ 5,626,202
Metropolitan Life Global Funding I 5.125% 6/10/14 (b)	2,884,000	3,012,886
New York Life Global Funding 4.65% 5/9/13 (b)	6,045,000	6,363,825
Pacific Life Global Funding 5.15% 4/15/13 (b)	3,690,000	3,858,825
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	3,660,000	4,196,735
Prudential Financial, Inc.:
5.4% 6/13/35	1,651,000	1,377,130
5.5% 3/15/16	1,552,000	1,541,030
6.2% 1/15/15	460,000	486,663
7.375% 6/15/19	1,250,000	1,395,013
8.875% 6/15/68 (i)	7,265,000	7,119,700
Symetra Financial Corp. 6.125% 4/1/16 (b)	6,355,000	5,387,928
The Chubb Corp.:
5.75% 5/15/18	1,895,000	2,078,629
6.5% 5/15/38	1,595,000	1,880,454
		81,247,079
Real Estate Investment Trusts - 2.2%
AMB Property LP 5.9% 8/15/13	2,575,000	2,416,395
Arden Realty LP 5.25% 3/1/15	625,000	635,430
AvalonBay Communities, Inc. 5.5% 1/15/12	963,000	1,004,224
Brandywine Operating Partnership LP:
4.5% 11/1/09	1,295,000	1,294,623
5.625% 12/15/10	2,260,000	2,253,710
5.7% 5/1/17	5,000,000	4,501,465
5.75% 4/1/12	1,356,000	1,365,588
Camden Property Trust 5.375% 12/15/13	2,985,000	3,002,409
Colonial Properties Trust:
4.8% 4/1/11	269,000	261,132
5.5% 10/1/15	6,290,000	5,607,956
Developers Diversified Realty Corp.:
4.625% 8/1/10	225,000	221,195
5% 5/3/10	2,435,000	2,416,652
5.25% 4/15/11	2,335,000	2,283,504
5.375% 10/15/12	1,240,000	1,162,402
Duke Realty LP:
4.625% 5/15/13	925,000	875,838
5.4% 8/15/14	2,175,000	2,060,338
5.5% 3/1/16	1,270,000	1,156,777
5.625% 8/15/11	3,500,000	3,540,716
5.95% 2/15/17	778,000	717,138
6.25% 5/15/13	2,800,000	2,841,505
6.5% 1/15/18	2,445,000	2,297,571

	Principal Amount	Value
6.95% 3/15/11	$ 1,535,000	$ 1,561,709
Equity One, Inc. 6% 9/15/17	2,390,000	2,139,798
Federal Realty Investment Trust 5.4% 12/1/13	1,390,000	1,375,736
HRPT Properties Trust:
5.75% 11/1/15	670,000	617,083
6.25% 6/15/17	4,455,000	4,015,024
Liberty Property LP:
5.5% 12/15/16	2,275,000	2,049,525
6.625% 10/1/17	2,290,000	2,125,770
Mack-Cali Realty LP 5.05% 4/15/10	1,735,000	1,742,259
Reckson Operating Partnership LP:
5.15% 1/15/11	795,000	783,409
6% 3/31/16	3,099,000	2,712,889
Simon Property Group LP:
4.6% 6/15/10	2,965,000	2,994,742
4.875% 8/15/10	4,120,000	4,218,283
5% 3/1/12	2,060,000	2,124,286
5.1% 6/15/15	2,220,000	2,212,508
5.375% 6/1/11	2,020,000	2,081,608
7.75% 1/20/11	595,000	624,793
UDR, Inc. 5.5% 4/1/14	2,690,000	2,680,206
United Dominion Realty Trust, Inc. 5.25% 1/15/15	890,000	864,242
Washington (REIT) 5.95% 6/15/11	3,015,000	3,077,923
		81,918,361
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.375% 8/1/16	1,034,000	1,018,861
5.5% 10/1/12	3,548,000	3,712,549
5.75% 6/15/17	3,760,000	3,724,393
Post Apartment Homes LP 6.3% 6/1/13	2,655,000	2,613,763
Regency Centers LP:
5.875% 6/15/17	1,815,000	1,705,989
6.75% 1/15/12	2,035,000	2,101,575
		14,877,130
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
5.65% 5/1/18	2,000,000	1,974,780
6.5% 8/1/16	3,000,000	3,153,453
7.375% 5/15/14	3,197,000	3,557,187
Independence Community Bank Corp. 2.4169% 4/1/14 (i)	4,690,000	4,271,127
		12,956,547
TOTAL FINANCIALS		493,305,394
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	$ 3,016,000	$ 3,201,602
6.25% 6/15/14	1,786,000	1,962,716
7.25% 6/15/19	1,157,000	1,358,839
		6,523,157
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17	1,990,000	2,226,583
6.45% 9/15/37	1,485,000	1,747,290
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,940,000	3,148,246
		7,122,119
TOTAL HEALTH CARE		13,645,276
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (b)	3,465,000	3,523,084
Bombardier, Inc.:
6.3% 5/1/14 (b)	4,515,000	4,356,975
7.45% 5/1/34 (b)	420,000	366,450
		8,246,509
Airlines - 0.7%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	366,936	363,267
7.024% 4/15/11	2,180,000	2,174,550
7.858% 4/1/13	1,538,000	1,536,078
Continental Airlines, Inc.:
6.648% 3/15/19	1,547,731	1,454,867
6.795% 2/2/20	3,171,707	2,759,385
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	2,678,577	2,477,684
7.57% 11/18/10	5,885,000	5,826,150
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	3,014,532	2,577,425
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,467,663	1,086,071
8.36% 7/20/20	5,135,950	4,365,558
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12	419,847	414,598
7.186% 10/1/12	1,043,561	1,040,952
		26,076,585
Building Products - 0.0%
Masco Corp. 0.5997% 3/12/10 (i)	941,000	926,052

	Principal Amount	Value
Industrial Conglomerates - 0.4%
Covidien International Finance SA 5.45% 10/15/12	$ 2,155,000	$ 2,346,159
General Electric Co. 5.25% 12/6/17	7,130,000	7,317,163
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (b)	3,600,000	3,757,100
		13,420,422
TOTAL INDUSTRIALS		48,669,568
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Nokia Corp. 5.375% 5/15/19	3,182,000	3,386,908
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	1,225,000	1,259,102
Semiconductors & Semiconductor Equipment - 0.0%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	195,000	195,842
National Semiconductor Corp. 0.549% 6/15/10 (i)	1,092,000	1,050,526
		1,246,368
TOTAL INFORMATION TECHNOLOGY		5,892,378
MATERIALS - 1.4%
Chemicals - 0.5%
Dow Chemical Co.:
4.85% 8/15/12	3,520,000	3,660,300
7.6% 5/15/14	6,141,000	6,793,475
8.55% 5/15/19	4,126,000	4,638,226
Lubrizol Corp. 8.875% 2/1/19	3,277,000	4,045,073
		19,137,074
Metals & Mining - 0.9%
Anglo American Capital PLC:
9.375% 4/8/14 (b)	2,675,000	3,116,375
9.375% 4/8/19 (b)	3,319,000	4,032,585
BHP Billiton Financial USA Ltd.:
5.5% 4/1/14	3,707,000	4,096,758
6.5% 4/1/19	3,707,000	4,300,869
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,725,000	8,323,116
6.5% 7/15/18	2,796,000	3,006,651
7.125% 7/15/28	3,500,000	3,876,912
United States Steel Corp. 6.65% 6/1/37	1,771,000	1,444,495
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,334,897
		35,532,658
TOTAL MATERIALS		54,669,732
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.4%
AT&T Broadband Corp. 8.375% 3/15/13	$ 2,150,000	$ 2,497,120
AT&T, Inc.:
6.3% 1/15/38	364,000	381,342
6.8% 5/15/36	10,939,000	12,174,046
BellSouth Capital Funding Corp. 7.875% 2/15/30	620,000	743,249
Deutsche Telekom International Financial BV 5.25% 7/22/13	2,500,000	2,666,080
Sprint Capital Corp. 6.875% 11/15/28	7,050,000	5,886,750
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	2,069,566
5.25% 10/1/15	192,000	198,772
6.999% 6/4/18	3,792,000	4,190,490
7.2% 7/18/36	3,523,000	3,980,536
7.721% 6/4/38	2,330,000	2,766,782
Telefonica Emisiones SAU:
5.855% 2/4/13	1,438,000	1,566,183
6.221% 7/3/17	2,885,000	3,184,775
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,365,178
6.25% 4/1/37	1,380,000	1,435,873
6.4% 2/15/38	2,548,000	2,722,556
6.9% 4/15/38	2,420,000	2,756,061
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,190,944
		52,776,303
Wireless Telecommunication Services - 0.3%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	740,000	803,073
8.125% 5/1/12	1,130,000	1,289,340
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (b)	3,247,000	3,247,000
5.875% 10/1/19 (b)	3,008,000	2,989,200
Sprint Nextel Corp. 6% 12/1/16	2,260,000	2,017,050
Vodafone Group PLC 5% 12/16/13	2,775,000	2,959,482
		13,305,145
TOTAL TELECOMMUNICATION SERVICES		66,081,448
UTILITIES - 3.5%
Electric Utilities - 1.8%
Alabama Power Co. 4.85% 12/15/12	4,095,000	4,443,038
AmerenUE 6.4% 6/15/17	6,509,000	7,189,920
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,845,000	5,185,332

	Principal Amount	Value
Commonwealth Edison Co.:
5.4% 12/15/11	$ 2,394,000	$ 2,564,623
5.8% 3/15/18	4,010,000	4,332,107
6.15% 9/15/17	2,890,000	3,193,488
Duke Energy Carolinas LLC 6.05% 4/15/38	714,000	806,141
EDP Finance BV 6% 2/2/18 (b)	2,864,000	3,095,520
Exelon Corp. 4.9% 6/15/15	5,075,000	5,260,770
FirstEnergy Corp. 6.45% 11/15/11	133,000	143,848
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (b)	990,000	1,017,244
6.05% 8/15/21 (b)	2,306,000	2,382,942
6.8% 8/15/39 (b)	1,620,000	1,717,104
Illinois Power Co. 6.125% 11/15/17	1,465,000	1,572,792
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,456,886
Ohio Power Co. 0.7575% 4/5/10 (i)	1,167,000	1,165,322
Oncor Electric Delivery Co. 6.375% 5/1/12	1,885,000	2,046,916
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,110,044
PPL Capital Funding, Inc. 6.7% 3/30/67 (i)	6,230,000	5,202,050
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	2,137,610
7.1% 3/1/11	3,932,000	4,168,345
West Penn Power Co. 5.95% 12/15/17 (b)	3,275,000	3,468,487
		67,660,529
Gas Utilities - 0.0%
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	194,051
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc. 7% 4/1/12	5,735,000	6,169,002
Exelon Generation Co. LLC 6.2% 10/1/17	6,685,000	7,295,768
PPL Energy Supply LLC:
6.2% 5/15/16	1,229,000	1,289,302
6.5% 5/1/18	2,640,000	2,844,740
		17,598,812
Multi-Utilities - 1.2%
Dominion Resources, Inc.:
4.75% 12/15/10	3,540,000	3,662,342
6.25% 6/30/12	1,938,000	2,105,620
6.3% 9/30/66 (i)	9,255,000	7,404,000
DTE Energy Co. 7.05% 6/1/11	3,500,000	3,723,573
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	2,336,000	2,521,490
5.875% 10/1/12	2,880,000	3,137,838
6.5% 9/15/37	2,164,000	2,451,074
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16	$ 7,820,000	$ 8,562,009
NiSource Finance Corp.:
0.9769% 11/23/09 (i)	412,000	411,689
5.4% 7/15/14	3,885,000	3,948,007
5.45% 9/15/20	2,135,000	1,961,845
6.4% 3/15/18	2,760,000	2,754,855
7.875% 11/15/10	925,000	973,114
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	2,740,000	2,301,600
WPS Resources Corp. 6.11% 12/1/66 (i)	2,330,000	1,770,800
		47,689,856
TOTAL UTILITIES		133,143,248
TOTAL NONCONVERTIBLE BONDS (Cost $1,045,978,325)		1,088,586,958
U.S. Government and Government Agency Obligations - 30.4%

U.S. Government Agency Obligations - 2.3%
Fannie Mae:
2.5% 5/15/14	1,734,000	1,730,241
2.75% 3/13/14	2,460,000	2,497,985
4.75% 11/19/12	4,110,000	4,488,891
5% 2/16/12	19,210,000	20,884,872
Federal Home Loan Bank:
1.75% 8/22/12	12,930,000	12,970,044
3.625% 5/29/13	2,940,000	3,102,514
Freddie Mac:
2.125% 3/23/12	1,744,000	1,776,302
4% 6/12/13	17,620,000	18,821,772
5.75% 1/15/12	15,975,000	17,640,282
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,545,587
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	1,150,000	1,166,138
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		87,624,628
U.S. Treasury Inflation Protected Obligations - 6.6%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18	18,812,400	19,064,312
2% 1/15/14 (f)	180,772,923	187,598,291

	Principal Amount	Value
2% 7/15/14	$ 5,712,650	$ 5,948,898
2.625% 7/15/17	34,914,096	38,010,895
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		250,622,396
U.S. Treasury Obligations - 21.0%
U.S. Treasury Bonds 4.25% 5/15/39	22,150,000	22,914,862
U.S. Treasury Notes:
1.375% 9/15/12	42,002,000	41,929,799
1.75% 3/31/14	90,282,000	88,836,043
1.875% 6/15/12	74,540,000	75,704,688
2.375% 8/31/14	100,000,000	100,375,000
2.625% 7/31/14	225,000,000	228,761,775
2.75% 2/15/19	50,000,000	47,714,850
3.125% 5/15/19	65,000,000	63,958,960
3.375% 6/30/13 (f)	126,309,000	133,700,097
TOTAL U.S. TREASURY OBLIGATIONS		803,896,074
Other Government Related - 0.5%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (c)	18,220,000	18,421,131
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,134,110,360)		1,160,564,229
U.S. Government Agency - Mortgage Securities - 34.6%

Fannie Mae - 33.0%
2.787% 7/1/34 (i)	2,808,140	2,870,761
2.804% 7/1/35 (i)	654,038	670,203
2.87% 6/1/34 (i)	775,214	790,495
3.026% 7/1/35 (i)	66,071	67,387
3.181% 9/1/33 (i)	1,035,795	1,048,364
3.208% 4/1/36 (i)	2,310,758	2,354,727
3.223% 10/1/33 (i)	58,368	59,550
3.24% 5/1/34 (i)	1,825,571	1,846,733
3.247% 3/1/35 (i)	102,002	103,527
3.321% 9/1/34 (i)	1,340,743	1,380,497
3.334% 4/1/36 (i)	2,354,693	2,402,408
3.358% 7/1/34 (i)	79,614	82,001
3.378% 7/1/35 (i)	621,856	641,967
3.427% 8/1/36 (i)	2,647,997	2,716,072
3.452% 10/1/33 (i)	1,496,852	1,520,414
3.615% 7/1/35 (i)	519,507	531,810
3.965% 3/1/35 (i)	32,885	33,683
4% 8/1/18 to 8/1/39	13,505,889	13,515,796
4% 10/19/24 (d)	20,000,000	20,351,136
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.051% 11/1/36 (i)	$ 2,202,788	$ 2,281,231
4.1% 5/1/36 (i)	794,520	827,156
4.224% 4/1/35 (i)	2,743,080	2,844,678
4.29% 6/1/36 (i)	240,270	249,304
4.295% 3/1/33 (i)	81,127	84,017
4.33% 10/1/35 (i)	4,372,672	4,513,493
4.344% 3/1/34 (i)	158,618	163,030
4.358% 5/1/35 (i)	357,223	363,938
4.364% 1/1/35 (i)	2,190,884	2,238,031
4.424% 2/1/35 (i)	4,288,579	4,372,965
4.427% 3/1/35 (i)	253,641	262,395
4.477% 3/1/35 (i)	610,355	623,955
4.496% 9/1/36 (i)	1,425,748	1,488,926
4.5% 4/1/23 to 9/1/39	137,122,080	139,382,139
4.5% 10/19/24 (d)	1,000,000	1,035,455
4.5% 10/1/35 (i)	1,169,238	1,206,478
4.5% 10/14/39 (d)(e)	15,000,000	15,197,022
4.5% 10/14/39 (d)(e)	7,000,000	7,091,944
4.533% 10/1/33 (i)	128,376	130,690
4.621% 9/1/35 (i)	3,425,007	3,554,184
4.639% 7/1/35 (i)	171,555	177,695
4.651% 4/1/36 (i)	2,852,092	2,984,089
4.656% 2/1/35 (i)	5,723,385	5,864,317
4.747% 2/1/34 (i)	44,881	46,431
4.822% 7/1/35 (i)	2,999,856	3,079,965
5% 10/1/17 to 7/1/37 (e)	118,029,509	123,440,598
5% 10/1/39 (d)	106,000,000	109,505,272
5% 10/14/39 (d)(e)	15,000,000	15,496,029
5% 10/14/39 (d)	1,000,000	1,033,069
5% 10/14/39 (d)(e)	20,000,000	20,661,372
5% 11/1/39 (d)(e)	93,000,000	95,726,630
5.199% 5/1/35 (i)	2,261,507	2,327,690
5.3% 12/1/35 (i)	1,116,884	1,171,661
5.315% 2/1/36 (i)	2,385,808	2,504,378
5.5% 4/1/13 to 3/1/39	231,767,385	244,035,806
5.5% 10/19/24 (d)	8,000,000	8,457,781
5.5% 10/19/24 (d)	2,000,000	2,114,445
5.5% 10/19/24 (d)	8,000,000	8,457,781
5.5% 10/14/39 (d)	11,000,000	11,507,605
5.5% 10/14/39 (d)	17,000,000	17,784,480
5.5% 10/14/39 (d)	3,500,000	3,661,511
5.5% 10/14/39 (d)(e)	28,000,000	29,292,085
5.5% 10/14/39 (d)(e)	12,000,000	12,553,751
5.563% 7/1/37 (i)	596,222	624,195
5.66% 9/1/35 (i)	916,296	970,414

	Principal Amount	Value
6% 6/1/14 to 9/1/38	$ 153,784,272	$ 163,730,023
6% 10/1/39 (d)(e)	8,500,000	8,966,641
6% 10/1/39 (d)(e)	12,000,000	12,658,787
6% 10/14/39 (d)(e)	10,000,000	10,548,989
6% 10/14/39 (d)	1,000,000	1,054,899
6.007% 4/1/36 (i)	458,069	480,117
6.319% 4/1/36 (i)	501,949	532,323
6.5% 6/1/11 to 9/1/38	33,991,161	36,640,951
6.5% 10/14/39 (d)	17,000,000	18,163,767
6.5% 10/14/39	2,000,000	2,136,914
6.5% 10/14/39 (d)(e)	14,000,000	14,958,397
6.5% 11/12/39 (d)	18,000,000	19,162,615
7% 3/1/15 to 8/1/32	2,546,500	2,787,304
7.5% 7/1/16 to 11/1/31	2,107,196	2,317,087
8% 1/1/30 to 5/1/30	58,634	65,214
8.5% 3/1/25 to 6/1/25	1,089	1,216
TOTAL FANNIE MAE		1,258,582,856
Freddie Mac - 0.9%
2.853% 7/1/33 (i)	3,872,492	3,966,210
3.156% 2/1/34 (i)	187,388	191,143
3.479% 3/1/35 (i)	499,569	512,263
3.862% 1/1/35 (i)	356,544	365,654
4% 10/19/24 (d)	1,750,000	1,780,861
4.033% 6/1/35 (i)	249,916	259,600
4.426% 3/1/36 (i)	476,710	489,654
4.444% 1/1/35 (i)	1,202,776	1,245,659
4.5% 5/1/35 (i)	1,850,127	1,915,057
5% 10/14/39 (d)	10,000,000	10,332,249
5.143% 4/1/35 (i)	1,248,434	1,285,677
5.31% 3/1/33 (i)	30,789	31,682
5.382% 11/1/35 (i)	676,616	711,875
5.519% 1/1/36 (i)	1,491,772	1,561,075
5.684% 10/1/35 (i)	410,303	434,537
6% 4/1/32 to 7/1/37	10,451,280	11,130,154
7.5% 5/1/17 to 11/1/31	237,125	260,453
8% 7/1/17 to 5/1/27	34,846	38,550
8.5% 3/1/20 to 1/1/28	154,331	172,080
TOTAL FREDDIE MAC		36,684,433
Government National Mortgage Association - 0.7%
6% 3/15/29 to 11/15/34	9,728,395	10,409,036
6.5% 8/15/27 to 11/15/35	9,241,109	9,962,407
7% 1/15/28 to 7/15/32	4,100,740	4,468,910
7.5% 4/15/22 to 10/15/28	1,013,647	1,110,091
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
8% 2/15/17 to 9/15/30	$ 108,049	$ 119,241
8.5% 12/15/16 to 3/15/30	24,193	27,078
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		26,096,763
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,285,688,785)		1,321,364,052
Asset-Backed Securities - 2.8%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7163% 4/25/35 (i)	642,067	339,865
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.7463% 2/25/34 (i)	68,556	63,078
Series 2005-HE2 Class M2, 0.6963% 4/25/35 (i)	92,000	80,351
Series 2005-SD1 Class A1, 0.6463% 11/25/50 (i)	59,088	55,981
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2763% 9/20/13 (i)	1,768,781	1,698,030
Series 2006-A7 Class A7, 0.2663% 10/20/12 (i)	1,003,838	963,684
Series 2006-C1 Class C1, 0.7263% 10/20/14 (i)	153,387	3,068
Series 2007-A1 Class A, 0.2963% 1/20/15 (i)	685,312	657,900
Series 2007-A4 Class A4, 0.2763% 4/22/13 (i)	741,296	711,644
Series 2007-A5 Class A5, 0.7463% 8/20/13 (i)	1,399,582	1,343,598
Airspeed Ltd. Series 2007-1A Class C1, 2.7434% 6/15/32 (b)(i)	2,792,632	1,117,053
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (b)(i)	229,655	225,623
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (b)	1,620,000	1,619,903
Class A4, 3% 10/15/15 (b)	1,600,000	1,598,640
AmeriCredit Automobile Receivables Trust:
Series 2006-1:
Class B1, 5.2% 3/6/11	45,217	45,252
Class C1, 5.28% 11/6/11	1,850,000	1,864,458
Series 2008-AF Class A3, 5.68% 12/12/12	5,225,000	5,326,791

	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9463% 12/25/33 (i)	$ 42,238	$ 30,173
Series 2004-R11 Class M1, 0.9063% 11/25/34 (i)	201,680	98,799
Series 2004-R2 Class M3, 0.7963% 4/25/34 (i)	53,982	21,597
Series 2005-R2 Class M1, 0.6963% 4/25/35 (i)	727,000	519,729
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6363% 3/1/34 (i)	16,878	8,580
Series 2004-W11 Class M2, 0.9463% 11/25/34 (i)	198,000	83,139
Series 2004-W7:
Class M1, 0.7963% 5/25/34 (i)	209,000	89,168
Class M2, 0.8463% 5/25/34 (i)	183,000	129,552
Series 2006-W4 Class A2C, 0.4063% 5/25/36 (i)	547,000	167,769
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.7963% 4/25/34 (i)	940,000	497,724
Series 2004-HE6 Class A2, 0.6063% 6/25/34 (i)	146,710	81,928
Bank America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (b)	3,100,000	3,158,537
Bank of America Auto Trust Series 2009-2A Class A3, 2.13% 9/16/13 (b)	2,600,000	2,604,509
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.3234% 3/15/12 (i)	1,209,000	1,208,184
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (i)	809,141	755,187
C-BASS Trust Series 2006-CB7 Class A2, 0.3063% 10/25/36 (i)	117,305	111,057
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class B, 5.26% 10/15/10	672,235	675,778
Class C, 5.55% 1/18/11	5,965,000	6,025,767
Class D, 7.16% 1/15/13 (b)	645,000	649,294
Series 2007-SN1:
Class B, 5.52% 3/15/11	1,140,000	1,133,779
Class C, 5.73% 3/15/11	660,000	653,217
Class D, 6.05% 1/17/12	1,630,000	1,518,178
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.2534% 7/15/11 (i)	10,329	10,325
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5334% 4/15/13 (b)(i)	$ 1,024,000	$ 1,003,339
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	4,181,976
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5463% 7/25/36 (i)	402,000	13,487
Series 2006-NC3 Class M10, 2.2463% 8/25/36 (b)(i)	255,000	4,300
Series 2007-RFC1 Class A3, 0.3863% 12/25/36 (i)	635,000	171,865
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4263% 5/20/17 (b)(i)	75,362	63,446
Series 2005-1A Class A1, 4.67% 5/20/17 (b)	322,052	275,579
Chase Issuance Trust:
Series 2004-3 Class C, 0.7134% 6/15/12 (i)	187,000	186,850
Series 2008-9 Class A, 4.26% 5/15/13	2,000,000	2,093,072
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	62,024	55,027
Citibank Credit Card Issuance Trust Series 2007-B6 Class B6, 5% 11/8/12	4,800,000	4,922,579
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5163% 5/25/37 (i)	270,000	9,196
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7463% 6/25/34 (i)	233,000	125,388
Class M4, 1.2163% 4/25/34 (i)	56,336	29,215
Series 2004-4 Class M2, 0.7763% 6/25/34 (i)	207,174	131,719
Series 2005-3 Class MV1, 0.6663% 8/25/35 (i)	692,974	631,178
Series 2005-AB1 Class A2, 0.4563% 8/25/35 (i)	122,407	112,521
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (b)	2,052,000	2,062,260
Class C, 5.074% 6/15/35 (b)	1,862,000	1,871,310
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (b)	840,000	689,094
Discover Card Master Trust I Series 2007-1 Class B, 0.3434% 8/15/12 (i)	1,024,000	1,015,085

	Principal Amount	Value
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6858% 5/28/35 (i)	$ 13,702	$ 7,762
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4213% 8/25/34 (i)	102,000	19,277
Series 2006-3 Class 2A3, 0.4063% 11/25/36 (i)	1,585,000	474,777
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0713% 3/25/34 (i)	6,889	2,316
Series 2006-FF12 Class A2, 0.2863% 9/25/36 (i)	69,052	66,558
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (b)	1,025,000	1,040,917
Series 2009-D:
Class A3, 2.17% 10/15/13	2,000,000	2,016,363
Class A4, 2.98% 8/15/14	1,800,000	1,806,919
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7934% 6/15/13 (i)	272,000	252,960
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7363% 1/25/35 (i)	334,000	88,140
Class M4, 0.9263% 1/25/35 (i)	128,000	20,086
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (b)(i)	829,000	625,895
GE Business Loan Trust Series 2003-1 Class A, 0.6734% 4/15/31 (b)(i)	120,942	81,031
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5134% 3/15/13 (i)	1,671,000	1,612,515
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (b)(i)	267,659	19,958
Class M1, 0.8963% 6/25/34 (i)	772,000	406,351
Series 2007-HE1 Class M1, 0.4963% 3/25/47 (i)	289,000	11,890
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.5863% 11/25/34 (i)	5,588	4,156
Series 2005-MTR1 Class A1, 0.3863% 10/25/35 (i)	11,648	11,563
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3263% 5/25/30 (b)(i)	232,504	46,501
Series 2006-3 Class C, 0.7963% 9/25/46 (b)(i)	538,000	59,180
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1263% 2/25/33 (i)	$ 141	$ 65
Series 2003-3 Class M1, 1.5363% 8/25/33 (i)	315,963	151,787
Series 2003-5 Class A2, 0.9463% 12/25/33 (i)	11,595	4,473
Series 2003-7 Class A2, 1.0063% 3/25/34 (i)	584	224
Series 2004-7 Class A3, 0.6363% 1/25/35 (i)	216	128
Series 2005-5 Class 2A2, 0.4963% 11/25/35 (i)	91,846	86,674
Series 2006-1 Class 2A3, 0.4713% 4/25/36 (i)	897,475	821,296
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5363% 3/20/36 (i)	337,884	187,882
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4363% 1/25/37 (i)	436,000	126,189
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	2,040,000	2,041,840
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	1,323,146	1,343,315
Series 2006-1:
Class B, 5.29% 11/15/12	104,002	104,576
Class C, 5.34% 11/15/12	133,716	134,258
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3763% 11/25/36 (i)	438,000	205,840
Class MV1, 0.4763% 11/25/36 (i)	356,000	35,122
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/09 (i)	341,015	272,998
Series 2006-A Class 2A1, 0.3131% 9/27/21 (i)	67,322	66,955
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3263% 6/25/34 (i)	112,903	86,520
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5063% 10/25/36 (i)	158,000	5,392
Series 2007-HE1 Class M1, 0.5463% 5/25/37 (i)	249,000	9,292
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8963% 7/25/34 (i)	47,578	33,759
Series 2006-FM1 Class A2B, 0.3563% 4/25/37 (i)	764,269	556,764
Series 2006-OPT1 Class A1A, 0.5063% 6/25/35 (i)	597,740	296,424

	Principal Amount	Value
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5863% 8/25/34 (i)	$ 20,187	$ 4,465
Series 2005-HE2 Class M1, 0.6463% 1/25/35 (i)	155,000	66,949
Series 2005-NC1 Class M1, 0.6863% 1/25/35 (i)	141,000	55,432
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9263% 8/25/32 (i)	12,136	2,694
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3463% 4/25/37 (i)	22,726	18,840
National Collegiate Student Loan Trust:
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (j)	1,750,000	28,438
Series 2006-3 Class A1, 0.2763% 9/25/19 (i)	222,181	220,529
Series 2006-4 Class A1, 0.2763% 3/25/25 (i)	259,795	254,379
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7563% 9/25/35 (i)	503,000	96,693
Series 2005-D Class M2, 0.7163% 2/25/36 (i)	105,000	9,080
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3663% 3/25/36 (i)	154,272	147,945
Ocala Funding LLC Series 2006-1A Class A, 1.6463% 3/20/11 (b)(i)	414,000	153,180
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4963% 9/25/34 (i)	188,000	49,704
Class M4, 1.6963% 9/25/34 (i)	241,000	34,424
Series 2004-WCW2 Class M3, 0.7963% 7/25/35 (i)	141,000	25,814
Series 2005-WCH1:
Class M2, 0.7663% 1/25/35 (i)	1,972,000	1,305,159
Class M3, 0.8063% 1/25/35 (i)	168,000	87,309
Class M4, 1.0763% 1/25/35 (i)	520,000	82,839
Series 2005-WHQ2 Class M7, 1.4963% 5/25/35 (i)	1,251,000	20,980
Providian Master Note Trust Series 2006-C1A Class C1, 0.7934% 3/16/15 (b)(i)	759,000	728,589
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3163% 2/25/37 (i)	551,345	526,521
Asset-Backed Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0463% 4/25/33 (i)	$ 1,796	$ 784
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0413% 3/25/35 (i)	666,000	334,372
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3963% 3/20/19 (b)(i)	318,584	264,703
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.249% 6/15/33 (i)	448,000	89,600
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3963% 9/25/34 (i)	29,263	4,014
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6063% 2/25/34 (i)	48,282	26,792
Series 2007-BC4 Class A3, 0.5156% 11/25/37 (i)	5,634,089	5,190,247
Series 2007-GEL1 Class A2, 0.4363% 1/25/37 (b)(i)	461,000	121,260
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3434% 1/15/12 (i)	345,000	341,832
Class B, 0.5434% 1/15/12 (i)	300,000	291,878
Class C, 0.8434% 1/15/12 (i)	372,000	355,611
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 0.3434% 6/15/12 (i)	1,012,000	1,001,880
Class B, 0.4634% 6/15/12 (i)	2,515,000	2,439,550
Class C, 0.7434% 6/15/12 (i)	1,500,000	1,440,000
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1063% 9/25/34 (i)	10,148	4,051
Series 2003-6HE Class A1, 0.7163% 11/25/33 (i)	12,837	7,595
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.3934% 10/17/11 (i)	1,206,000	1,206,000
Class C, 0.5934% 10/17/11 (i)	1,133,000	1,130,734
Series 2007-1 Class C, 0.6134% 6/15/12 (i)	1,292,000	1,236,060
Wachovia Auto Loan Owner Trust Series 2006-2A Class A4, 5.23% 3/20/12 (b)	4,000,000	4,076,140
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7434% 8/15/15 (b)(i)	2,465,000	2,322,770
Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	4,135,000	4,306,109

	Principal Amount	Value
Series 2007-A5A Class A5, 0.9934% 10/15/14 (b)(i)	$ 590,000	$ 591,126
Series 2007-C1 Class C1, 0.6434% 5/15/14 (b)(i)	1,501,000	1,476,466
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (b)(i)	630,180	75,622
TOTAL ASSET-BACKED SECURITIES (Cost $110,322,826)		105,097,422
Collateralized Mortgage Obligations - 3.0%

Private Sponsor - 1.5%
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (b)(i)	830,000	820,604
Class 2M, 0.64% 2/17/52 (b)(i)	564,000	553,211
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (b)(i)	503,217	327,091
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8769% 4/10/49 (i)	485,000	161,012
Class C, 5.8769% 4/10/49 (i)	1,290,000	364,247
Class D, 5.8769% 4/10/49 (i)	650,000	168,837
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2037% 12/25/33 (i)	16,642	12,775
Series 2004-B Class 1A1, 4.6867% 3/25/34 (i)	26,086	20,083
Series 2005-E Class 2A7, 4.6091% 6/25/35 (i)	2,680,000	1,383,245
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5263% 1/25/35 (i)	939,234	735,020
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.5949% 2/25/37 (i)	561,694	493,359
Series 2007-A2 Class 2A1, 4.7771% 7/25/37 (i)	281,867	255,677
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2986% 12/10/49 (i)	7,310,000	7,285,317
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 3.3848% 8/25/34 (i)	2,878,396	2,603,270
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6463% 5/25/33 (i)	15,846	15,301
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7263% 6/25/35 (i)	519,000	23,661
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR8 Class 8A2, 1.0063% 9/25/34 (i)	$ 7,034	$ 4,721
Series 2007-AR7 Class 2A1, 3.934% 11/25/34 (i)	997,454	774,760
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4063% 3/25/37 (i)	1,210,000	434,094
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3363% 9/19/36 (i)	137,951	129,818
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (i)	18,304	8,974
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (b)(i)	1,007,000	852,123
Class C2, 0.98% 10/18/54 (b)(i)	337,000	219,050
Class M2, 0.76% 10/18/54 (b)(i)	579,000	376,350
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (b)(i)	863,000	573,265
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (b)(i)	1,097,000	877,600
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8463% 12/20/54 (b)(i)	2,117,000	423,400
Series 2006-2 Class C1, 0.7163% 12/20/54 (i)	1,885,000	377,000
Series 2006-3 Class C2, 0.7463% 12/20/54 (i)	396,000	83,160
Series 2006-4:
Class B1, 0.3363% 12/20/54 (i)	1,059,000	465,960
Class C1, 0.6263% 12/20/54 (i)	647,000	129,400
Class M1, 0.4163% 12/20/54 (i)	279,000	87,885
Series 2007-1:
Class 1C1, 0.5463% 12/20/54 (i)	654,000	137,340
Class 1M1, 0.3963% 12/20/54 (i)	425,000	144,500
Class 2C1, 0.6763% 12/20/54 (i)	298,000	62,580
Class 2M1, 0.4963% 12/20/54 (i)	546,000	185,640
Series 2007-2 Class 2C1, 0.6725% 12/17/54 (i)	757,000	151,400

	Principal Amount	Value
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.96% 1/20/44 (i)	$ 151,584	$ 43,168
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.82% 4/25/35 (i)	1,297,711	1,024,231
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4663% 5/19/35 (i)	145,141	77,034
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (b)(i)	215,000	206,164
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 0.9863% 3/25/35 (i)	81,754	27,389
Series 2005-1 Class M4, 0.9963% 4/25/35 (i)	7,441	827
Series 2005-3 Class A1, 0.4863% 8/25/35 (i)	202,605	94,632
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (i)	6,230,000	5,588,700
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 3.6956% 12/25/34 (i)	905,738	787,819
Series 2006-A2 Class 5A1, 4.8654% 11/25/33 (i)	1,186,440	1,065,443
Series 2007-A1 Class 1A1, 4.0219% 7/25/35 (i)	3,019,601	2,828,595
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6363% 9/26/45 (b)(i)	150,752	69,978
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5163% 2/25/35 (i)	11,673	6,974
Series 2007-3 Class 22A2, 0.4563% 5/25/47 (i)	502,000	192,682
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4163% 2/25/37 (i)	600,215	317,375
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 0.4334% 6/15/22 (b)(i)	449,000	188,580
Class D, 0.4434% 6/15/22 (b)(i)	173,000	48,440
Class E, 0.4534% 6/15/22 (b)(i)	276,000	60,720
Class F, 0.4834% 6/15/22 (b)(i)	498,000	99,600
Class G, 0.5534% 6/15/22 (b)(i)	103,000	16,480
Class H, 0.5734% 6/15/22 (b)(i)	207,000	28,980
Class J, 0.6134% 6/15/22 (b)(i)	242,000	29,040
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (i)	4,570,000	4,452,457
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5363% 7/25/35 (i)	1,023,972	712,831
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5463% 3/25/37 (i)	$ 861,000	$ 40,648
Permanent Financing No. 8 PLC floater Class 3C, 0.8219% 6/10/42 (i)	723,000	624,711
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (i)	189,000	173,880
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.1501% 10/25/35 (i)	1,826,301	1,429,522
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.5994% 7/10/35 (b)(i)	425,471	212,736
Series 2004-A:
Class B4, 1.4494% 2/10/36 (b)(i)	264,448	125,613
Class B5, 1.9494% 2/10/36 (b)(i)	176,586	77,680
Series 2004-B Class B4, 1.3494% 2/10/36 (b)(i)	114,732	42,956
Series 2004-C:
Class B4, 1.1994% 9/10/36 (b)(i)	155,657	67,353
Class B5, 1.5994% 9/10/36 (b)(i)	174,078	75,863
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	71,208	63,180
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6963% 6/25/33 (b)(i)	96,571	68,638
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (i)	16,272	10,947
Series 2004-7 Class A3B, 1.535% 7/20/34 (i)	10,410	6,633
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6463% 9/25/33 (b)(i)	29,096	14,049
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (i)	1,153,000	534,502
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3263% 9/25/46 (i)	19,369	18,969
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5297% 6/25/34 (i)	1,123,924	1,058,816
Series 2005-AR10 Class 2A2, 3.6918% 6/25/35 (i)	3,543,153	3,295,961

	Principal Amount	Value
Series 2005-AR12:
Class 2A5, 3.9353% 7/25/35 (i)	$ 3,710,000	$ 3,216,510
Class 2A6, 3.9353% 7/25/35 (i)	4,550,748	4,087,205
Series 2005-AR3 Class 2A1, 3.6287% 3/25/35 (i)	985,498	861,417
TOTAL PRIVATE SPONSOR		55,797,658
U.S. Government Agency - 1.5%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	2,476,511	2,678,523
Series 1999-57 Class PH, 6.5% 12/25/29	1,782,583	1,923,696
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.4963% 10/25/35 (i)	1,880,913	1,858,362
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	294,734	315,213
Series 2004-81:
Class KC, 4.5% 4/25/17	9,503,742	9,842,583
Class KD, 4.5% 7/25/18	2,625,000	2,762,246
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	131,955	137,022
Series 2004-86 Class KC, 4.5% 5/25/19	628,036	654,132
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	7,346,513	7,883,196
Series 2677 Class LD, 4.5% 3/15/17	8,800,218	9,168,580
Series 2702 Class WB, 5% 4/15/17	1,635,994	1,690,616
Series 2770 Class UD, 4.5% 5/15/17	7,473,000	7,879,485
Series 2885 Class PC, 4.5% 3/15/18	2,165,027	2,258,018
Series 3033 Class UD, 5.5% 10/15/30	1,910,000	1,997,492
Series 3049 Class DB, 5.5% 6/15/31	4,440,000	4,669,382
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer Series 2528 Class HN, 5% 11/15/17	$ 3,171,202	$ 3,337,173
Ginnie Mae guaranteed REMIC pass-thru securities Series 2007-35 Class SC, 38.7525% 6/16/37 (i)(k)	199,209	299,244
TOTAL U.S. GOVERNMENT AGENCY		59,354,963
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $124,225,429)		115,152,621
Commercial Mortgage Securities - 6.9%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.1504% 2/14/43 (i)	1,435,000	1,579,436
Class A3, 7.2004% 2/14/43 (i)	1,545,000	1,697,376
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9106% 5/10/45 (i)	2,100,000	2,090,305
Series 2006-5:
Class A2, 5.317% 9/10/47	8,745,000	8,776,188
Class A3, 5.39% 9/10/47	1,985,000	1,923,721
Series 2007-2 Class A1, 5.421% 4/10/49	1,691,114	1,722,246
Series 2007-3 Class A3, 5.8373% 6/10/49 (i)	6,100,000	5,570,443
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	3,372,516	3,369,620
Series 2007-1 Class A2, 5.381% 1/15/49	1,545,000	1,543,842
Series 2001-3 Class H, 6.562% 4/11/37 (b)	4,889,139	4,731,168
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7134% 3/15/22 (b)(i)	217,000	108,500
Class G, 0.7734% 3/15/22 (b)(i)	141,000	63,450
Series 2006-BIX1:
Class F, 0.5534% 10/15/19 (b)(i)	558,000	279,000
Class G, 0.5734% 10/15/19 (b)(i)	380,000	171,000

	Principal Amount	Value
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 0.6063% 4/25/34 (b)(i)	$ 625,345	$ 453,375
Class B, 2.1463% 4/25/34 (b)(i)	49,144	21,132
Class M1, 0.8063% 4/25/34 (b)(i)	40,043	23,625
Class M2, 1.4463% 4/25/34 (b)(i)	35,883	17,941
Series 2004-2:
Class A, 0.6763% 8/25/34 (b)(i)	466,443	329,122
Class M1, 0.8263% 8/25/34 (b)(i)	75,333	38,043
Series 2004-3:
Class A1, 0.6163% 1/25/35 (b)(i)	905,217	606,495
Class A2, 0.6663% 1/25/35 (b)(i)	117,831	73,644
Class M1, 0.7463% 1/25/35 (b)(i)	120,603	61,106
Class M2, 1.2463% 1/25/35 (b)(i)	77,976	35,089
Series 2005-2A:
Class A1, 0.5563% 8/25/35 (b)(i)	508,461	341,025
Class M1, 0.6763% 8/25/35 (b)(i)	37,701	17,316
Class M2, 0.7263% 8/25/35 (b)(i)	62,007	26,483
Class M3, 0.7463% 8/25/35 (b)(i)	34,228	13,578
Class M4, 0.8563% 8/25/35 (b)(i)	31,748	11,629
Series 2005-3A:
Class A1, 0.5663% 11/25/35 (b)(i)	280,680	193,332
Class A2, 0.6463% 11/25/35 (b)(i)	181,872	109,123
Series 2005-4A:
Class A2, 0.6363% 1/25/36 (b)(i)	1,004,764	592,811
Class M1, 0.6963% 1/25/36 (b)(i)	210,231	98,809
Class M2, 0.7163% 1/25/36 (b)(i)	63,422	27,906
Class M3, 0.7463% 1/25/36 (b)(i)	92,196	36,879
Series 2006-1 Class A2, 0.6063% 4/25/36 (b)(i)	99,158	58,097
Series 2006-2A:
Class A1, 0.4763% 7/25/36 (b)(i)	991,114	667,515
Class A2, 0.5263% 7/25/36 (b)(i)	89,462	52,845
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M1, 0.5563% 7/25/36 (b)(i)	$ 93,935	$ 39,030
Class M2, 0.5763% 7/25/36 (b)(i)	66,458	25,839
Class M6, 0.7863% 7/25/36 (b)(i)	67,736	21,242
Series 2006-3A:
Class M5, 0.7263% 10/25/36 (b)(i)	77,830	17,123
Class M6, 0.8063% 10/25/36 (b)(i)	151,988	28,118
Series 2006-4A:
Class A1, 0.4763% 12/25/36 (b)(i)	563,919	380,702
Class A2, 0.5163% 12/25/36 (b)(i)	1,256,797	597,230
Class M1, 0.5363% 12/25/36 (b)(i)	91,072	31,147
Series 2007-1:
Class A2, 0.5163% 3/25/37 (b)(i)	238,624	116,926
Class B3, 3.5963% 3/25/37 (b)(i)	152,199	18,264
Series 2007-2A:
Class A1, 0.5163% 7/25/37 (b)(i)	214,025	124,135
Class A2, 0.5663% 7/25/37 (b)(i)	200,328	90,148
Class B1, 1.8463% 7/25/37 (b)(i)	188,342	27,310
Class B2, 2.4963% 7/25/37 (b)(i)	162,659	21,959
Class B3, 3.5963% 7/25/37 (b)(i)	184,062	23,928
Class M2, 0.6563% 7/25/37 (b)(i)	111,293	32,275
Class M3, 0.7363% 7/25/37 (b)(i)	111,293	26,710
Class M4, 0.8963% 7/25/37 (b)(i)	235,428	47,086
Class M5, 0.9963% 7/25/37 (b)(i)	209,745	37,754
Class M6, 1.2463% 7/25/37 (b)(i)	261,111	39,167
Series 2007-3:
Class A2, 0.5363% 7/25/37 (b)(i)	349,890	169,941
Class B1, 1.1963% 7/25/37 (b)(i)	161,714	31,744
Class B2, 1.8463% 7/25/37 (b)(i)	565,263	95,586
Class B3, 4.2463% 7/25/37 (b)(i)	216,843	31,724

	Principal Amount	Value
Class M1, 0.5563% 7/25/37 (b)(i)	$ 143,337	$ 53,006
Class M2, 0.5863% 7/25/37 (b)(i)	150,688	51,656
Class M3, 0.6163% 7/25/37 (b)(i)	329,308	106,004
Class M4, 0.7463% 7/25/37 (b)(i)	520,424	149,310
Class M5, 0.8463% 7/25/37 (b)(i)	194,792	47,256
Class M6, 1.0463% 7/25/37 (b)(i)	147,012	33,666
Series 2007-4A:
Class B1, 2.7963% 9/25/37 (b)(i)	256,935	28,263
Class B2, 3.6963% 9/25/37 (b)(i)	1,255,438	125,544
Class M4, 1.8463% 9/25/37 (b)(i)	827,508	124,126
Class M5, 1.9963% 9/25/37 (b)(i)	827,508	107,576
Class M6, 2.1963% 9/25/37 (b)(i)	827,508	99,301
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(j)	1,870,861	37,417
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6834% 3/15/19 (b)(i)	284,000	136,576
Class H, 0.8934% 3/15/19 (b)(i)	191,000	82,257
Class J, 1.0934% 3/15/19 (b)(i)	143,000	54,393
Series 2007-BBA8:
Class D, 0.4934% 3/15/22 (b)(i)	147,000	73,503
Class E, 0.5434% 3/15/22 (b)(i)	763,000	358,616
Class F, 0.5934% 3/15/22 (b)(i)	468,000	201,229
Class G, 0.6434% 3/15/22 (b)(i)	120,000	47,998
Class H, 0.7934% 3/15/22 (b)(i)	147,000	52,918
Class J, 0.9434% 3/15/22 (b)(i)	147,000	41,158
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	1,922,313
Series 2007-PW15 Class A1, 5.016% 2/11/44	1,533,202	1,542,968
Series 2007-PW16:
Class B, 5.9084% 6/11/40 (b)(i)	1,405,000	407,898
Class C, 5.908% 6/11/40 (b)(i)	1,170,000	292,822
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW16:
Class D, 5.713% 6/11/40 (b)(i)	$ 1,170,000	$ 281,105
C-BASS Trust floater Series 2006-SC1 Class A, 0.5163% 5/25/36 (b)(i)	363,818	202,424
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(i)	1,345,000	1,411,723
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5734% 11/15/36 (b)(i)	156,000	51,480
Class H, 0.6134% 11/15/36 (b)(i)	125,000	37,500
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,810,000	3,443,168
Series 2007-C6 Class A1, 5.622% 12/10/49 (i)	5,475,583	5,609,342
Series 2007-FL3A Class A2, 0.3834% 4/15/22 (b)(i)	2,595,000	1,557,000
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	5,580,004
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5534% 4/15/17 (b)(i)	335,000	178,816
Class E, 0.6134% 4/15/17 (b)(i)	107,000	52,437
Class F, 0.6534% 4/15/17 (b)(i)	60,000	27,689
Class G, 0.7934% 4/15/17 (b)(i)	60,000	25,723
Class H, 0.8634% 4/15/17 (b)(i)	60,000	25,200
Class J, 1.0934% 4/15/17 (b)(i)	46,000	18,860
Series 2005-FL11:
Class F, 0.6934% 11/15/17 (b)(i)	135,423	74,482
Class G, 0.7434% 11/15/17 (b)(i)	93,490	48,615
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,745,000	2,664,189
Series 2004-LBN2 Class X2, 1.025% 3/10/39 (b)(i)(j)	5,166,555	57,464

	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (i)	$ 3,885,000	$ 3,869,605
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	5,240,819
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	2,750,000	2,167,286
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	733,926	747,804
Series 2004-C1:
Class A3, 4.321% 1/15/37	1,493,385	1,510,183
Class A4, 4.75% 1/15/37	3,035,000	3,024,870
Series 1997-C2 Class D, 7.27% 1/17/35	422,694	440,071
Series 1998-C1 Class D, 7.17% 5/17/40	500,425	515,508
Series 2001-CKN5 Class AX, 2.3131% 9/15/34 (b)(i)(j)	25,015,973	756,556
Series 2002-CP3 Class G, 6.639% 7/15/35 (b)	250,000	190,373
Series 2004-C1 Class ASP, 1.1296% 1/15/37 (b)(i)(j)	21,955,319	281,004
Series 2006-C1 Class A3, 5.711% 2/15/39 (i)	3,895,000	3,833,864
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3934% 2/15/22 (b)(i)	3,470,000	2,082,000
Series 2007-TFL1:
Class C:
0.4134% 2/15/22 (b)(i)	657,000	328,500
0.5134% 2/15/22 (b)(i)	234,000	81,900
Class F, 0.5634% 2/15/22 (b)(i)	469,000	150,080
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	922,780	939,821
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	2,120,412	2,160,577
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	3,720,000	2,904,957
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4431% 11/5/21 (b)(i)	3,490,000	1,666,097
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	1,680,000	1,692,232
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	$ 13,805,000	$ 13,671,992
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,442,440	1,464,665
Series 2006-GG7 Class A3, 6.116% 7/10/38 (i)	3,460,000	3,319,939
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4931% 6/6/20 (b)(i)	405,000	299,700
Class D, 0.5331% 6/6/20 (b)(i)	1,115,000	602,100
Class E, 0.6231% 6/6/20 (b)(i)	2,220,000	1,154,400
Class F, 0.6931% 6/6/20 (b)(i)	294,000	135,240
Series 2007-EOP:
Class C, 0.5738% 3/6/20 (b)(i)	1,335,000	1,041,300
Class D, 0.6238% 3/6/20 (b)(i)	400,000	308,000
Class E, 0.6938% 3/6/20 (b)(i)	670,000	509,200
Class F, 0.7338% 3/6/20 (b)(i)	335,000	251,250
Class G, 0.7738% 3/6/20 (b)(i)	165,000	122,100
Class H, 0.9038% 3/6/20 (b)(i)	275,000	200,750
Class J, 1.1038% 3/6/20 (b)(i)	395,000	280,450
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	2,725,000	2,689,243
Series 2006-GG6 Class A2, 5.506% 4/10/38	3,030,000	3,050,935
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A1, 5.69% 8/10/45	1,870,518	1,919,097
Class A2, 5.778% 8/10/45	5,055,000	5,070,865
Class A4, 5.9994% 8/10/45 (i)	1,985,000	1,640,538
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.5234% 11/15/18 (b)(i)	115,081	53,030
Class F, 0.5734% 11/15/18 (b)(i)	172,622	77,891
Class G, 0.6034% 11/15/18 (b)(i)	150,390	64,978
Class H, 0.7434% 11/15/18 (b)(i)	115,081	44,211

	Principal Amount	Value
sequential payer:
Series 2006-CB14 Class A3B, 5.6697% 12/12/44 (i)	$ 4,625,000	$ 4,526,030
Series 2006-CB15 Class A3, 5.819% 6/12/43 (i)	5,840,000	5,458,784
Series 2006-CB17 Class A4, 5.429% 12/12/43	3,733,000	3,451,950
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (i)	5,105,000	4,897,169
Series 2007-LDP10 Class A1, 5.122% 1/15/49	873,760	886,708
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,796,000	3,199,833
Series 2005-LDP3 Class A3, 4.959% 8/15/42	4,115,000	4,083,880
Series 2007-CB19:
Class B, 5.7442% 2/12/49	755,000	219,194
Class C, 5.7462% 2/12/49	1,971,000	493,294
Class D, 5.7462% 2/12/49	2,075,000	498,560
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (i)	1,725,000	415,344
Class CS, 5.466% 1/15/49 (i)	745,000	171,909
Class ES, 5.7352% 1/15/49 (b)(i)	4,663,000	608,060
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	1,183,034	1,192,398
Series 2001-C3 Class A1, 6.058% 6/15/20	509,013	520,095
Series 2005-C3 Class A2, 4.553% 7/15/30	1,491,923	1,506,947
Series 2006-C1 Class A2, 5.084% 2/15/31	1,495,000	1,500,283
Series 2006-C6 Class A2, 5.262% 9/15/39 (i)	3,340,000	3,370,822
Series 2006-C7 Class A1, 5.279% 11/15/38	569,459	580,461
Series 2007-C1:
Class A1, 5.391% 2/15/40 (i)	768,659	782,995
Class A3, 5.398% 2/15/40	5,000,000	4,849,904
Class A4, 5.424% 2/15/40	7,630,000	6,398,735
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,896,132
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (b)	3,860,000	3,126,600
Class C, 4.13% 11/20/37 (b)	3,760,000	2,556,800
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5834% 9/15/21 (b)(i)	402,971	97,363
Class G, 0.6034% 9/15/21 (b)(i)	795,609	128,831
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA: - continued
Class H, 0.6434% 9/15/21 (b)(i)	$ 204,773	$ 28,891
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	234,271	234,590
Series 2005-MCP1 Class A2, 4.556% 6/12/43	2,111,619	2,114,451
Series 2007-C1 Class A4, 6.0223% 6/12/50 (i)	3,796,000	2,973,876
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5:
Class A1, 4.275% 8/12/48	647,010	650,423
Class A3, 5.364% 8/12/48	4,298,000	3,679,134
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	4,343,771
Series 2007-7 Class B, 5.75% 6/12/50	770,000	179,151
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.444% 7/15/19 (b)(i)	261,000	33,930
Series 2007-XCLA Class A1, 0.444% 7/17/17 (b)(i)	939,504	234,876
Series 2007-XLCA Class B, 0.7439% 7/17/17 (b)(i)	548,938	32,936
Series 2007-XLFA:
Class D, 0.434% 10/15/20 (b)(i)	235,000	56,400
Class E, 0.494% 10/15/20 (b)(i)	294,000	49,980
Class F, 0.544% 10/15/20 (b)(i)	176,000	24,640
Class G, 0.584% 10/15/20 (b)(i)	218,000	17,440
Class H, 0.674% 10/15/20 (b)(i)	137,000	6,850
Class J, 0.824% 10/15/20 (b)(i)	157,000	6,280
Class NHRO, 1.134% 10/15/20 (b)(i)	89,449	9,839
sequential payer:
Series 2004-HQ3 Class A2, 4.05% 1/13/41	1,247,750	1,258,942
Series 2006-HQ10 Class A1, 5.131% 11/12/41	2,780,622	2,825,364
Series 2006-T23 Class A1, 5.682% 8/12/41	842,534	862,222
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)	4,785,000	4,496,247

	Principal Amount	Value
Series 2007-IQ13 Class A1, 5.05% 3/15/44	$ 1,337,836	$ 1,356,966
Series 2007-IQ14 Class A1, 5.38% 4/15/49	3,068,313	3,128,007
Series 2007-T25 Class A2, 5.507% 11/12/49	10,320,000	10,107,369
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (b)(i)(j)	19,938,738	435,115
Series 2007-HQ12 Class A2, 5.8105% 4/12/49 (i)	4,920,000	4,714,687
Series 2007-IQ14 Class B, 5.914% 4/15/49	2,175,000	543,750
Series 2007-XLC1:
Class C, 0.8439% 7/17/17 (b)(i)	749,610	44,977
Class D, 0.9439% 7/17/17 (b)(i)	352,629	21,158
Class E, 1.0439% 7/17/17 (b)(i)	286,466	17,188
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	2,779,437	2,779,437
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (b)(i)	24,636	22,665
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4434% 1/15/18 (b)(i)	449,000	307,469
Series 2006-WL7A:
Class E, 0.5234% 9/15/21 (b)(i)	491,000	188,891
Class F, 0.5834% 8/11/18 (b)(i)	661,000	232,857
Class G, 0.6034% 8/11/18 (b)(i)	626,000	205,422
Class J, 0.8434% 8/11/18 (b)(i)	139,000	25,379
Series 2007-WHL8:
Class AP2, 1.0434% 6/15/20 (b)(i)	53,945	8,092
Class F, 0.7234% 6/15/20 (b)(i)	1,046,000	73,220
Class LXR2, 1.0434% 6/15/20 (b)(i)	713,442	71,344
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	1,442,099	1,462,856
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	816,318	827,278
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	5,688,485
Class A4, 5.305% 12/15/43	3,240,000	2,678,323
Class A5, 5.342% 12/15/43	3,796,000	2,888,665
Series 2007-C31 Class A1, 5.14% 4/15/47	696,803	706,215
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32 Class A2, 5.9239% 6/15/49 (i)	$ 1,255,000	$ 1,230,481
Series 2006-C23 Class A5, 5.416% 1/15/45 (i)	3,010,000	2,643,002
Series 2007-C30 Class E, 5.553% 12/15/43 (i)	6,257,000	1,024,156
Series 2007-C31 Class C, 5.883% 4/15/47 (i)	2,455,000	430,942
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $317,589,960)		265,092,989
Municipal Securities - 0.2%

California Gen. Oblig.:
7.5% 4/1/34	2,400,000	2,635,632
7.55% 4/1/39	3,600,000	4,001,292
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39	1,553,000	1,919,555
TOTAL MUNICIPAL SECURITIES (Cost $7,619,372)		8,556,479
Foreign Government and Government Agency Obligations - 0.1%

Brazilian Federative Republic 5.625% 1/7/41	2,978,000	2,903,490
United Mexican States 5.875% 1/15/14	1,665,000	1,781,550
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,547,004)		4,685,040
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $348,544)	350,000	364,155
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (i) (Cost $2,820,000)	2,820,000	2,637,639
Cash Equivalents - 4.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.07%, dated 9/30/09 due 10/1/09 (Collateralized by U.S. Government Obligations) # (Cost $178,216,000)	$ 178,216,354	$ 178,216,000
TOTAL INVESTMENT PORTFOLIO - 111.3% (Cost $4,211,466,605)	4,250,317,584
NET OTHER ASSETS - (11.3)%	(432,729,374)
NET ASSETS - 100%	$ 3,817,588,210
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (g)	Dec. 2034	$ 245,904	(239,597)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (g)	Oct. 2034	439,482	(430,999)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34
(Rating-C) (g)

	Dec. 2034	$ 427,179	$ (416,224)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (g)	Oct. 2034	439,482	(430,821)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	135,917	(128,349)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $360,000) (h)	Sept. 2037	2,876,098	(2,761,054)

	Expiration Date	Notional Amount	Value

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $598,000) (h)

	Sept. 2037	$ 2,492,618	$ (2,392,913)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $348,750) (h)	Sept. 2037	1,438,049	(1,380,527)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $701,375) (h)	Sept. 2037	2,971,968	(2,853,089)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $572,000) (h)	Sept. 2037	4,218,277	(4,049,545)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $214,000) (h)	Sept. 2037	1,533,919	(1,472,562)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,023,500) (h)

	Sept. 2037	$ 4,410,020	$ (4,233,616)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (g)	August 2034	103,725	(77,564)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (g)	Oct. 2034	126,037	(93,011)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (g)	March 2034	39,020	(3,709)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (g)

	Feb. 2034	$ 4,841	$ (4,463)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (g)	April 2032	40,946	(24,034)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (g)	June 2035	597,413	(573,235)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (g)	Sept. 2010	1,900,000	(18,520)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (g)

	May 2011	$ 4,290,000	$ (32,034)
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (g)	May 2011	2,260,000	(16,227)
TOTAL CREDIT DEFAULT SWAPS		$ 30,990,895	$ (21,632,093)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	11,825,000	239,006
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	11,825,000	1,257,494
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	71,168,000	3,769,193
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	24,935,000	2,515,804

	Expiration Date	Notional Amount	Value
Receive semi-annually a fixed rate equal to 4.49% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(49,519))	Sept. 2010	$ 1,500,000	$ 58,218
Receive semi-annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(43,437))	Nov. 2010	1,000,000	65,483
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	20,000,000	1,548,800
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	52,500,000	4,671,980
Receive semi-annually a fixed rate equal to 5.31% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(6,013,670))	April 2011	105,000,000	9,435,867
Receive semi-annually a fixed rate equal to 5.354% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	32,000,000	2,866,490
TOTAL INTEREST RATE SWAPS		$ 331,753,000	$ 26,428,335
		$ 362,743,895	$ 4,796,242
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $224,251,187 or 5.9% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $18,421,131 or 0.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $13,242,461.

(g) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$178,216,000 due 10/01/09 at 0.07%
BNP Paribas Securities Corp.	$ 68,453,759
Banc of America Securities LLC	7,605,973
Barclays Capital, Inc.	26,240,608
Societe Generale, New York Branch	7,461,901
UBS Securities LLC	60,847,786
Wachovia Capital Markets LLC	7,605,973
$ 178,216,000
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,088,586,958	$ -	$ 1,088,586,958	$ -
U.S. Government and Government Agency Obligations	1,160,564,229	-	1,160,564,229	-
U.S. Government Agency - Mortgage Securities	1,321,364,052	-	1,321,364,052	-
Asset-Backed Securities	105,097,422	-	100,192,672	4,904,750
Collateralized Mortgage Obligations	115,152,621	-	94,205,464	20,947,157
Commercial Mortgage Securities	265,092,989	-	251,445,215	13,647,774
Municipal Securities	8,556,479	-	8,556,479	-
Foreign Government and Government Agency Obligations	4,685,040	-	4,685,040	-
Supranational Obligations	364,155	-	364,155	-
Preferred Securities	2,637,639	-	2,637,639	-
Cash Equivalents	178,216,000	-	178,216,000	-
Total Investments in Securities:	$ 4,250,317,584	$ -	$ 4,210,817,903	$ 39,499,681
Derivative Instruments:
Assets
Swap Agreements	$ 26,428,335	$ -	$ 26,428,335	$ -
Liabilities
Swap Agreements	$ (21,632,093)	$ -	$ (19,287,650)	$ (2,344,443)
Total Derivative Instruments:	$ 4,796,242	$ -	$ 7,140,685	$ (2,344,443)
Other Financial Instruments:
Forward Commitments	$ (571,334)	$ -	$ (571,334)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 17,936,265
Total Realized Gain (Loss)	(1,243,841)
Total Unrealized Gain (Loss)	(2,002,436)
Cost of Purchases	8,818
Proceeds of Sales	(13,182,186)
Amortization/Accretion	161,200
Transfers in/out of Level 3	37,821,861
Ending Balance	$ 39,499,681
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ (3,877,810)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (10,202,880)
Total Unrealized Gain (Loss)	8,344,226
Transfers in/out of Level 3	(485,789)
Ending Balance	$ (2,344,443)
Realized gain (loss) on Swap Agreements for the period	$ (6,513,629)
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at September 30, 2009	$ 184,360

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $4,205,633,810. Net unrealized appreciation aggregated $44,683,774, of which $148,629,689 related to appreciated investment securities and $103,945,915 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g., credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the credit worthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $30,990,895 representing 0.81% of net assets.

Typically the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 30, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 30, 2009